Summary of Operating and General and Administrative Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expense By Nature [Abstract]
Wages, salaries and benefits	$ 697,935	$ 728,101
Purchased materials, supplies and services	429,365	422,359
Share based compensation	22,115	15,598
Operating and general and administrative expenses	1,149,415	1,166,058
Allocated to:
Operating expense	1,038,967	1,067,264
General and administrative	104,010	111,830
Restructuring	6,438	1,164
Other recoveries		(14,200)
Operating and general and administrative expenses	$ 1,149,415	$ 1,166,058